SHORT-TERM AND LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2020
SHORT-TERM AND LONG-TERM BANK LOANS
SHORT-TERM AND LONG-TERM BANK LOANS

13.   SHORT-TERM AND LONG-TERM BANK LOANS

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	960,000	954,000	146,207
Pledged short term bank loans	1,159,000	1,357,287	208,013
Secured bank borrowings	391,500	771,250	118,199
	2,510,500	3,082,537	472,419
Long-term bank loans pledged by deposits	—	78,548	12,038
Total	2,510,500	3,161,085	484,457

During 2019 and 2020, the Group factored certain intercompany notes receivables with a total face value of RMB471,500 and RMB848,537 (US$130,044) to several domestic banks for total proceeds of RMB458,864 and RMB821,130 (US$125,844) at effective interest rates ranging from 1.92% to 5.19% (“the receivable factoring transaction”). As the factoring of notes receivables was with recourse, the receivable factoring transaction did not qualify as a transfer of financial assets to be considered as a sale under ASC 860 and was accounted for as a secured borrowing and are recognized as secured bank borrowings included in “Short-term bank loans”.

13.   SHORT-TERM AND LONG-TERM BANK LOANS (CONTINUED)

Short-term bank loans consisted of several bank loans denominated in RMB. The total deposits in restricted cash pledged for short-term bank loans and secured bank borrowings was RMB1,590,025 and RMB1,582,977 (US$242,602) as of December 31, 2019 and December 31, 2020, respectively. The total account receivables pledged for short-term bank loans were RMB nil and RMB77,287 (US$11,845) as of December 31, 2019 and December 31, 2020, respectively. The weighted average interest rate for the outstanding borrowings as of December 31, 2019 and December 31, 2020, was 4.27% and 4.42% respectively. The total intercompany notes receivables pledged for secured bank borrowings was RMB391,500 and RMB771,250 (US$118,199) as of December 31, 2019 and 2020.

Long-term bank loans were denominated in RMB. The deposits in restricted cash pledged for long-term bank loans was RMB nil and RMB81,500 (US$12,490) as of December 31, 2019 and December 31, 2020, respectively. The weighted average interest rate for the outstanding borrowings as of December 31, 2019 and December 31, 2020, was nil and 4.02% respectively.